UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22896

Investment Company Act File Number

Global Macro Capital Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Global Macro Capital Opportunities Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 86.7%

Security	Shares	Value
Argentina — 1.7%
Banco Macro SA, Class B ADR	11,900	$508,249
BBVA Banco Frances SA ADR	13,300	198,702
Cresud SA ADR(1)	7,800	87,984
Empresa Distribuidora Y Comercializadora Norte SA ADR(1)	5,400	69,660
Grupo Financiero Galicia SA, Class B ADR	25,200	473,508
IRSA Inversiones y Representaciones SA ADR	4,800	81,168
Pampa Energia SA ADR(1)	8,400	128,100
Telecom Argentina SA ADR	29,300	469,093
Transportadora de Gas del Sur SA ADR	16,700	68,804

		$2,085,268

Botswana — 1.1%
Barclays Bank of Botswana, Ltd.	343,800	$149,040
Botswana Insurance Holdings, Ltd.	259,400	364,033
Engen Botswana, Ltd.	177,211	143,031
First National Bank of Botswana, Ltd.	710,000	274,678
Letshego Holdings, Ltd.	1,188,500	412,959

		$1,343,741

Brazil — 8.4%
AMBEV SA	169,200	$961,647
Banco Bradesco SA	34,300	277,089
Banco Bradesco SA, PFC Shares	92,500	736,985
Banco do Brasil SA	41,200	265,325
Banco Santander Brasil SA	12,700	59,347
BB Seguridade Participacoes SA	31,400	295,755
BM&F Bovespa SA	85,800	261,614
BR Malls Participacoes SA	25,300	94,950
BRF - Brazil Foods SA	25,725	539,977
CCR SA	47,900	212,923
CETIP SA - Mercados Organizados	12,105	125,365
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	7,500	164,284
Cia de Saneamento Basico do Estado de Sao Paulo	17,200	87,759
Cia Energetica de Minas Gerais SA, PFC Shares	39,700	109,455
Cia Energetica de Sao Paulo, Class B, PFC Shares	11,400	63,693
Cia Paranaense de Energia-Copel, PFC Shares	6,300	64,915
Cia Siderurgica Nacional SA	37,900	47,929
Cielo SA	35,320	451,100
Cosan SA Industria e Comercio	4,000	24,299
CPFL Energia SA	11,739	66,101
Embraer SA	32,100	224,066
Estacio Participacoes SA	16,900	70,089
Fibria Celulose SA	11,400	151,625
Gerdau SA, PFC Shares	41,000	70,649
Hypermarcas SA(1)	19,900	117,751
Itau Unibanco Holding SA, PFC Shares	108,790	955,739
Itausa-Investimentos Itau SA, PFC Shares	143,526	352,113
JBS SA	35,000	157,523
Klabin SA	23,800	147,570
Kroton Educacional SA	57,900	162,339
Localiza Rent a Car SA	8,400	68,938
Lojas Americanas SA, PFC Shares	26,000	130,913

Security	Shares	Value
Lojas Renner SA	5,900	$187,634
M Dias Branco SA	2,200	49,668
Multiplan Empreendimentos Imobiliarios SA	5,000	68,123
Natura Cosmeticos SA	9,200	68,410
Petroleo Brasileiro SA	20,000	67,641
Petroleo Brasileiro SA, PFC Shares	27,950	85,712
Porto Seguro SA	6,800	77,315
Qualicorp SA	12,500	74,293
Raia Drogasil SA	9,900	125,805
Souza Cruz SA	18,700	132,661
Suzano Papel e Celulose SA, PFC Shares	17,200	84,344
Telefonica Brasil SA, PFC Shares	14,500	191,120
Tim Participacoes SA	39,000	106,955
Totvs SA	6,700	68,606
Tractebel Energia SA	8,000	84,697
Ultrapar Participacoes SA	10,100	207,283
Vale SA	56,625	295,533
Vale SA, PFC Shares	79,250	339,086
Weg SA	28,000	153,741

		$9,988,454

China — 11.7%
58.com, Inc. ADR(1)	500	$29,695
AAC Technologies Holdings, Inc.	14,000	79,368
Agricultural Bank of China, Ltd., Class H	383,000	172,773
Air China, Ltd., Class H	56,000	56,029
Anhui Conch Cement Co., Ltd., Class H	24,000	74,700
ANTA Sports Products, Ltd.	26,000	66,847
Autohome, Inc. ADR(1)	700	27,153
Bank of China, Ltd., Class H	1,266,000	690,158
Bank of Communications, Ltd., Class H	150,000	131,844
Beijing Enterprises Holdings, Ltd.	11,500	84,622
Beijing Enterprises Water Group, Ltd.(1)	98,000	73,152
Belle International Holdings, Ltd.	85,000	88,591
Bitauto Holdings, Ltd. ADR(1)	300	11,736
Brilliance China Automotive Holdings, Ltd.	56,000	74,324
BYD Co., Ltd., Class H	14,500	63,755
CGN Power Co., Ltd.(2)	155,000	68,126
China Cinda Asset Management Co., Ltd., Class H(1)	147,000	65,753
China CITIC Bank Corp., Ltd., Class H(1)	146,000	104,258
China Communications Construction Co., Ltd., Class H	80,000	102,685
China Construction Bank Corp., Class H	1,320,000	1,075,110
China Everbright International, Ltd.	52,000	79,488
China Everbright, Ltd.	24,000	58,288
China Galaxy Securities Co., Ltd., Class H	47,500	42,809
China Gas Holdings, Ltd.	42,000	73,855
China Life Insurance Co., Ltd., Class H	120,000	441,216
China Longyuan Power Group Corp., Ltd., Class H	65,000	74,469
China Mengniu Dairy Co., Ltd.	24,000	108,817
China Merchants Bank Co., Ltd., Class H	76,000	196,322
China Merchants Holdings (International) Co., Ltd.	22,000	80,702
China Minsheng Banking Corp., Ltd., Class H	103,500	116,090
China Mobile, Ltd.	97,500	1,273,839
China National Building Material Co., Ltd., Class H	64,000	48,426
China Oilfield Services, Ltd., Class H	40,000	49,072
China Overseas Land & Investment, Ltd.	64,000	201,134
China Pacific Insurance (Group) Co., Ltd., Class H	44,200	185,286
China Petroleum & Chemical Corp., Class H	406,000	305,481
China Pharmaceutical Group, Ltd.	84,000	77,110
China Railway Construction Corp., Ltd., Class H	46,500	60,534
China Railway Group, Ltd., Class H	86,000	73,351
China Resources Enterprise, Ltd.	24,000	77,855
China Resources Gas Group, Ltd.	20,000	61,102

Security	Shares	Value
China Resources Land, Ltd.	47,777	$134,169
China Resources Power Holdings Co., Ltd.	36,000	92,468
China Shenhua Energy Co., Ltd., Class H	59,500	113,019
China State Construction International Holdings, Ltd.	42,000	65,381
China Taiping Insurance Holdings Co., Ltd.(1)	29,400	87,308
China Telecom Corp., Ltd., Class H	240,000	134,217
China Unicom (Hong Kong), Ltd.	102,000	142,633
China Vanke Co., Ltd., Class H	26,700	63,496
CITIC Securities Co., Ltd., Class H	28,000	76,891
CITIC, Ltd.	44,000	78,800
CNOOC, Ltd.	291,000	356,354
Cosco Pacific, Ltd.	40,000	52,410
Country Garden Holdings Co., Ltd.	146,000	57,027
CRRC Corp., Ltd., Class H	79,750	100,575
Ctrip.com International, Ltd. ADR(1)	1,800	128,844
Dongfeng Motor Group Co., Ltd., Class H	54,000	62,047
Evergrande Real Estate Group, Ltd.	129,000	85,227
Geely Automobile Holdings, Ltd.	115,000	48,285
Great Wall Motor Co., Ltd., Class H	19,000	62,900
Guangdong Investment, Ltd.	56,000	75,651
Haier Electronics Group Co., Ltd.	29,000	68,369
Haitong Securities Co., Ltd., Class H	36,000	65,507
Hanergy Thin Film Power Group, Ltd.(1)(3)	302,000	0
Hengan International Group Co., Ltd.	3,500	39,011
Huaneng Power International, Inc., Class H	68,000	82,489
Industrial & Commercial Bank of China, Ltd., Class H	1,173,000	805,837
JD.com, Inc. ADR(1)	8,700	287,361
Jumei International Holding, Ltd. ADR(1)	1,600	29,936
Kunlun Energy Co., Ltd.	66,000	62,899
Lenovo Group, Ltd.	114,000	123,411
NetEase, Inc. ADR	700	97,041
New Oriental Education & Technology Group, Inc. ADR(1)	1,600	35,840
People’s Insurance Co. Group of China, Ltd., Class H	129,000	67,041
PetroChina Co., Ltd., Class H	346,000	339,971
PICC Property & Casualty Co., Ltd., Class H	60,000	124,068
Ping An Insurance (Group) Co. of China, Ltd., Class H	84,000	482,841
Qihoo 360 Technology Co., Ltd. ADR(1)	1,000	62,010
Semiconductor Manufacturing International Corp.(1)	689,000	61,911
Shanghai Electric Group Co., Ltd., Class H	14,000	8,661
Shenzhou International Group Holdings, Ltd.	12,000	62,792
Shimao Property Holdings, Ltd.	30,500	54,694
Sihuan Pharmaceutical Holdings Group, Ltd.(3)	119,000	33,847
SINA Corp.(1)	800	32,488
Sino Biopharmaceutical, Ltd.	60,000	69,551
Sino-Ocean Land Holdings, Ltd.	76,000	52,386
Sinopharm Group Co., Ltd., Class H	22,400	86,145
SouFun Holdings, Ltd. ADR	2,800	18,676
Tencent Holdings, Ltd.	80,800	1,502,234
Tingyi (Cayman Islands) Holding Corp.	38,000	73,124
Vipshop Holdings, Ltd. ADR(1)	2,800	54,572
Want Want China Holdings, Ltd.	106,000	110,092
Youku Tudou, Inc. ADR(1)	1,600	31,040
YY, Inc. ADR(1)	400	23,644
Zhuzhou CSR Times Electric Co., Ltd., Class H	11,000	74,574

		$13,967,690

Georgia — 1.6%
Bank of Georgia Holdings PLC	39,800	$1,238,629
TBC Bank JSC GDR(4)	72,600	704,147

		$1,942,776

Security	Shares	Value
Hong Kong — 0.1%
ENN Energy Holdings, Ltd.	14,000	$92,819
Fosun International, Ltd.	39,000	82,161

		$174,980

India — 11.1%
Adani Enterprises, Ltd.	5,100	$6,911
Adani Ports and Special Economic Zone, Ltd.	32,802	166,348
Adani Power, Ltd.(1)	9,483	4,049
Adani Transmissions, Ltd.(1)	5,100	2,195
Ambuja Cements, Ltd.	36,700	133,348
Apollo Hospitals Enterprise, Ltd.	4,400	93,617
Asian Paints, Ltd.	14,700	202,353
Aurobindo Pharma, Ltd.	13,400	158,153
Bajaj Auto, Ltd.	4,500	177,006
Bharat Heavy Electricals, Ltd.	31,400	136,146
Bharat Petroleum Corp., Ltd.	9,200	133,892
Bosch, Ltd.(1)	400	155,304
Cairn India, Ltd.	25,000	67,343
Cipla, Ltd.	17,400	192,303
Coal India, Ltd.	35,800	245,498
Dabur India, Ltd.	27,700	126,970
Dr. Reddy’s Laboratories, Ltd.	5,700	364,040
GAIL (India), Ltd.	17,600	97,386
Godrej Consumer Products, Ltd.	6,300	134,884
HCL Technologies, Ltd.	24,700	385,409
Hero MotoCorp, Ltd.	2,800	117,299
Hindalco Industries, Ltd.	57,500	94,187
Hindustan Unilever, Ltd.	36,800	529,266
Housing Development Finance Corp., Ltd.	34,400	716,899
ICICI Bank, Ltd.	53,000	249,488
Idea Cellular, Ltd.	56,100	151,495
IndusInd Bank, Ltd.(1)	13,800	212,913
Infosys, Ltd.	87,600	1,475,456
ITC, Ltd.	108,700	551,822
Kotak Mahindra Bank, Ltd.	16,400	177,933
Larsen & Toubro, Ltd.	15,400	429,662
LIC Housing Finance, Ltd.	14,800	115,070
Mahindra & Mahindra, Ltd.	16,900	357,687
MM Forgings, Ltd.	21,000	220,663
Motherson Sumi Systems, Ltd.	11,500	62,209
Motherson Sumi Systems, Ltd.	5,750	31,132
Nestle India, Ltd.	1,200	118,792
NTPC, Ltd.	57,400	121,274
Oil & Natural Gas Corp., Ltd.	38,000	161,486
Reliance Industries, Ltd.	60,700	947,428
Rural Electrification Corp., Ltd.	16,100	68,009
Shriram Transport Finance Co., Ltd.	7,700	107,595
Siemens India, Ltd.	3,900	88,534
State Bank of India	72,100	302,489
Sun Pharmaceutical Industries, Ltd.	39,920	511,118
Tata Consultancy Services, Ltd.	23,000	900,159
Tata Motors, Ltd.(1)	38,900	232,761
Tata Power Co., Ltd.	64,100	68,365
Tata Steel, Ltd.	16,600	63,675
Tech Mahindra, Ltd.	12,200	100,612
UltraTech Cement, Ltd.	2,000	98,118
United Spirits, Ltd.(1)	2,300	133,105
Vedanta, Ltd.	59,200	119,743
Wipro, Ltd.	31,000	276,147
Yes Bank, Ltd.	13,500	174,420
Zee Entertainment Enterprises, Ltd.	27,600	172,030

		$13,242,196

Security	Shares	Value
Jordan — 0.1%
Arab Pesticides & Veterinary Drugs Manufacturing Co.(1)	43,085	$113,163
United Cable Industries Co.(1)	86,908	57,558

		$170,721

Kazakhstan — 3.5%
Halyk Savings Bank of Kazakhstan JSC GDR(4)	123,350	$1,004,069
Halyk Savings Bank of Kazakhstan JSC GDR(4)	68,300	555,416
KAZ Minerals PLC(1)	225,225	568,558
KazMunaiGas Exploration Production GDR(4)	159,909	1,402,725
Kcell JSC GDR(4)	91,042	626,242

		$4,157,010

Kenya — 1.4%
ARM Cement, Ltd.	96,800	$59,615
British-American Investments Co. Kenya, Ltd.	254,700	41,289
Centum Investment Co., Ltd.(1)	153,200	74,875
Co-operative Bank of Kenya, Ltd. (The)	672,533	128,061
East African Breweries, Ltd.	141,004	406,195
Equity Group Holdings, Ltd.	728,100	277,296
Kenya Airways, Ltd.(1)	383,378	21,338
Kenya Commercial Bank, Ltd.	788,700	385,114
Kenya Electricity Generating Co., Ltd.	637,525	51,640
Kenya Power & Lighting, Ltd.	313,400	48,656
Safaricom, Ltd.	1,648,917	231,825

		$1,725,904

Latvia — 0.6%
Grindeks	18,290	$114,094
Olainfarm(1)	61,700	533,870
SAF Tehnika	28,900	95,172

		$743,136

Mauritius — 2.2%
Alteo, Ltd.	52,987	$46,358
CIEL, Ltd.	430,500	83,663
CIM Financial Services, Ltd.	238,300	59,333
ENL Land, Ltd.(1)	72,211	96,248
Gamma Civic, Ltd.	81,886	62,779
Harel Mallac & Co., Ltd.	31,500	87,488
Ireland Blyth, Ltd.	7,800	25,325
LUX Island Resorts, Ltd.	62,400	108,316
MCB Group, Ltd.	138,908	882,341
New Mauritius Hotels, Ltd.(1)	305,790	164,119
New Mauritius Hotels, Ltd., PFC Shares(1)	101,930	29
Omnicane, Ltd.	15,009	29,247
Phoenix Beverages, Ltd.	10,200	115,212
Rogers & Co., Ltd.	187,150	157,902
SBM Holdings, Ltd.	19,639,106	493,348
Sun Resorts, Ltd., Class A(1)	65,600	74,239
Terra Mauricia, Ltd.	90,156	77,147
Vivo Energy Mauritius, Ltd.	23,359	79,797

		$2,642,891

Mexico — 3.5%
Alfa SAB de CV, Series A	71,400	$141,847
America Movil SAB de CV ADR, Series L	39,700	769,386
Arca Continental SAB de CV	10,800	64,864
Cemex SAB de CV ADR(1)	30,576	259,896
Coca-Cola Femsa SAB de CV ADR	1,100	83,105
El Puerto de Liverpool SAB de CV	5,200	60,977
Fibra Uno Administracion SA de CV	56,800	136,461

Security	Shares	Value
Fomento Economico Mexicano SAB de CV ADR	4,600	$416,944
Gentera SAB de CV	29,400	50,616
Grupo Aeroportuario del Pacifico SAB de CV ADR, Class B	900	70,992
Grupo Aeroportuario del Sureste SAB de CV ADR, Class B	600	89,766
Grupo Bimbo SAB de CV, Series A(1)	41,700	111,752
Grupo Carso SAB de CV, Series A1	15,400	69,877
Grupo Financiero Banorte SAB de CV, Class O	59,900	316,443
Grupo Financiero Inbursa SAB de CV, Class O	57,600	130,482
Grupo Financiero Santander Mexico SAB de CV ADR	9,400	84,130
Grupo Mexico SAB de CV, Series B	92,000	251,291
Grupo Televisa SAB ADR	12,300	428,778
Industrias Penoles SAB de CV	3,700	56,385
Kimberly-Clark de Mexico SAB de CV, Class A	39,900	92,640
Mexichem SAB de CV	25,400	74,407
Promotora y Operadora de Infraestructura SAB de CV(1)	6,900	79,147
Wal-Mart de Mexico SAB de CV, Series V	126,800	307,389

		$4,147,575

Norway — 0.2%
Telenor ASA	9,700	$213,070

		$213,070

Peru — 2.0%
Cia de Minas Buenaventura SA ADR	32,772	$233,337
Credicorp, Ltd.	10,434	1,376,244
Ferreycorp SAA	158,900	68,326
Southern Copper Corp.	25,800	718,788

		$2,396,695

Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	72,000	$92,105
Aboitiz Power Corp.	39,500	37,731
Alliance Global Group, Inc.	85,700	42,330
Ayala Corp.	5,970	101,832
Ayala Land, Inc.	190,500	155,666
Bank of the Philippine Islands	21,799	45,240
BDO Unibank, Inc.	45,010	98,868
DMCI Holdings, Inc.	110,400	28,717
Energy Development Corp.	250,600	39,258
Globe Telecom, Inc.	1,375	77,570
International Container Terminal Services, Inc.	13,610	32,686
JG Summit Holding, Inc.	68,590	108,619
Jollibee Foods Corp.	11,680	48,501
Megaworld Corp.	307,500	31,855
Metro Pacific Investments Corp.	202,000	21,423
Metropolitan Bank & Trust Co.	13,903	26,840
Philippine Long Distance Telephone Co.	2,515	159,374
SM Investments Corp.	4,320	84,369
SM Prime Holdings, Inc.	225,000	105,437
Universal Robina Corp.	19,000	79,512

		$1,417,933

Qatar — 0.2%
Ooredoo QSC	9,600	$212,873

		$212,873

Romania — 6.7%
Banca Transilvania(1)	4,361,384	$2,603,140
BRD-Groupe Societe Generale SA(1)	331,000	940,295
Bursa de Valori Bucuresti SA	265	2,225
Electrica SA	340,000	1,084,343
OMV Petrom SA	9,977,900	972,378
Societatea Nationala de Gaze Naturale ROMGAZ SA	130,800	1,119,507

Security	Shares	Value
Societatea Nationala Nuclearelectrica SA	130,000	$242,492
Transelectrica SA	56,500	385,373
Transgaz SA Medias	10,400	710,303

		$8,060,056

Serbia — 2.4%
Aerodrom Nikola Tesla AD Beograd	43,200	$513,617
Energoprojekt Holding AD Beograd	62,500	668,449
Gosa AD Montaza Velika Plana	1,378	23,311
Komercijalna Banka AD Beograd(1)	18,100	314,516
Metalac AD(1)	4,700	89,018
Naftna Industrija Srbije	216,465	1,316,521

		$2,925,432

Singapore — 1.3%
Interra Resources, Ltd.(1)	2,713,000	$221,571
Yoma Strategic Holdings, Ltd.(1)	4,295,333	1,347,820

		$1,569,391

South Korea — 7.2%
AMOREPACIFIC Corp.	650	$229,150
AMOREPACIFIC Group, Inc.	650	108,446
BNK Financial Group, Inc.	4,900	57,601
Celltrion, Inc.(1)	1,680	111,329
CJ CheilJedang Corp.	220	77,418
CJ Corp.	400	104,751
Coway Co., Ltd.	1,200	100,178
DGB Financial Group Co., Ltd.	4,600	44,137
Dongbu Insurance Co., Ltd.	1,100	52,292
E-Mart Co., Ltd.	420	85,846
Hana Financial Group, Inc.	6,400	159,689
Hankook Tire Co., Ltd.	1,600	55,552
Hotel Shilla Co., Ltd.	930	100,020
Hyundai Development Co.	1,700	102,215
Hyundai Engineering & Construction Co., Ltd.	1,900	55,887
Hyundai Glovis Co., Ltd.	300	50,088
Hyundai Heavy Industries Co., Ltd.(1)	770	63,869
Hyundai Mobis Co., Ltd.	1,200	218,924
Hyundai Motor Co.	2,600	331,214
Hyundai Motor Co., PFC Shares	550	49,049
Hyundai Motor Co., Second PFC Shares	760	66,911
Hyundai Steel Co.	1,600	79,873
Hyundai Wia Corp.	380	34,837
Industrial Bank of Korea	5,900	69,823
Kangwon Land, Inc.	2,800	102,273
KB Financial Group, Inc.	7,900	248,202
KCC Corp.	130	54,345
Kia Motors Corp.	4,600	172,551
Korea Electric Power Corp.	5,000	216,195
Korea Investment Holdings Co., Ltd.	1,000	53,348
Korea Zinc Co., Ltd.	199	84,080
KT&G Corp.	2,400	226,106
LG Chem, Ltd.	900	192,423
LG Corp.	2,000	99,286
LG Display Co., Ltd.	4,300	81,278
LG Electronics, Inc.	2,300	79,748
LG Household & Health Care, Ltd.	200	146,456
LG Uplus Corp.	5,400	53,341
Lotte Chemical Corp.	340	75,715
Lotte Shopping Co., Ltd.	270	58,186
Naver Corp.	500	223,641
NCsoft Corp.	330	61,885

Security	Shares	Value
ORION Corp.	70	$69,196
POSCO	1,300	216,672
Samsung C&T Corp.	2,500	120,502
Samsung Electro-Mechanics Co., Ltd.	1,100	51,014
Samsung Electronics Co., Ltd.	1,700	1,724,745
Samsung Electronics Co., Ltd., PFC Shares	340	267,455
Samsung Fire & Marine Insurance Co., Ltd.	600	143,531
Samsung Heavy Industries Co., Ltd.	4,200	49,600
Samsung Life Insurance Co., Ltd.	1,100	100,557
Samsung SDI Co., Ltd.	1,100	80,772
Samsung Securities Co., Ltd.	1,400	63,076
Shinhan Financial Group Co., Ltd.	8,200	293,454
SK C&C Co., Ltd.	460	120,722
SK Holdings Co., Ltd.(3)	560	107,899
SK Hynix, Inc.	12,400	391,597
SK Innovation Co., Ltd.(1)	1,300	111,012
SK Telecom Co., Ltd.	230	49,361

		$8,599,323

Sri Lanka — 2.9%
Access Engineering PLC	538,300	$110,195
Aitken Spence Hotel Holdings PLC, Class H	106,700	62,214
Aitken Spence PLC	159,900	119,638
Chevron Lubricants Lanka PLC	54,700	167,649
Commercial Bank of Ceylon PLC	512,648	655,293
DFCC Bank PLC	34,316	51,036
Dialog Axiata PLC	2,471,500	203,382
Distilleries Co. of Sri Lanka PLC	79,500	171,584
Hatton National Bank PLC	43,300	57,611
Hatton National Bank PLC (Non-Voting)	86,400	142,060
John Keells Holdings PLC	812,000	1,197,136
National Development Bank PLC	100,489	206,537
Sampath Bank PLC	47,103	92,693
Tokyo Cement Co. (Lanka) PLC	528,600	213,312

		$3,450,340

Taiwan — 3.4%
Advanced Semiconductor Engineering, Inc.	62,000	$71,977
Advantech Co., Ltd.	4,000	26,975
Asia Cement Corp.	26,000	28,517
Asustek Computer, Inc.	7,000	63,262
AU Optronics Corp.	99,000	31,810
Catcher Technology Co., Ltd.	7,000	77,170
Cathay Financial Holding Co., Ltd.	76,000	122,838
Chailease Holding Co., Ltd.	11,440	23,907
Chang Hwa Commercial Bank, Ltd.	55,000	30,741
Cheng Shin Rubber Industry Co., Ltd.	17,000	32,836
China Development Financial Holding Corp.	111,000	36,552
China Life Insurance Co., Ltd.	35,000	35,298
China Steel Corp.	117,000	83,717
Chunghwa Telecom Co., Ltd.	37,000	115,040
Compal Electronics, Inc.	48,000	32,356
CTBC Financial Holding Co., Ltd.	139,000	100,808
Delta Electronics, Inc.	17,000	83,623
E.Sun Financial Holding Co., Ltd.	72,824	44,263
Epistar Corp.	13,000	11,308
Far Eastern New Century Corp.	35,700	33,636
Far EasTone Telecommunications Co., Ltd.	17,000	39,771
First Financial Holding Co., Ltd.	64,965	35,024
Formosa Chemicals & Fibre Corp.	35,000	82,932
Formosa Plastics Corp.	42,000	93,162

Security	Shares	Value
Foxconn Technology Co., Ltd.	11,000	$33,410
Fubon Financial Holding Co., Ltd.	65,000	118,587
Giant Manufacturing Co., Ltd.	3,000	25,327
Hon Hai Precision Industry Co., Ltd.	112,000	322,093
Hotai Motor Co., Ltd.	3,000	38,476
HTC Corp.(1)	8,000	17,555
Hua Nan Financial Holdings Co., Ltd.	67,000	38,059
Innolux Corp.	84,000	29,203
Inotera Memories, Inc.(1)	25,000	15,084
Largan Precision Co., Ltd.	1,000	101,598
Lite-On Technology Corp.	25,000	27,480
MediaTek, Inc.	13,000	136,658
Mega Financial Holding Co., Ltd.	102,000	87,171
Nan Ya Plastics Corp.	47,000	95,938
Novatek Microelectronics Corp., Ltd.	6,000	21,765
Pegatron Corp.	17,000	47,782
Pou Chen Corp.	23,000	32,670
President Chain Store Corp.	5,000	36,364
Quanta Computer, Inc.	28,000	54,210
Shin Kong Financial Holding Co., Ltd.	97,000	28,401
Shuang Bang Industrial Corp.	14,662	7,589
Siliconware Precision Industries Co., Ltd.	36,000	40,879
SinoPac Financial Holdings Co., Ltd.	84,000	35,818
Taishin Financial Holdings Co., Ltd.	87,000	34,458
Taiwan Cement Corp.	26,000	28,148
Taiwan Cooperative Financial Holding Co., Ltd.	74,000	37,141
Taiwan Mobile Co., Ltd.	12,000	39,686
Taiwan Semiconductor Manufacturing Co., Ltd.	218,000	952,662
Teco Electric & Machinery Co., Ltd.	24,000	18,850
Uni-President Enterprises Corp.	49,000	86,214
United Microelectronics Corp.	131,000	46,824
Yuanta Financial Holding Co., Ltd.	102,000	48,475

		$4,022,098

Thailand — 0.7%
PTT Exploration & Production PCL(5)	53,050	$140,545
TTCL PCL(5)	767,100	647,953

		$788,498

United Kingdom — 0.3%
Central Asia Metals PLC	157,000	$361,619

		$361,619

United States — 0.0%(6)
TAL International Group, Inc.(1)	300	$5,940

		$5,940

Vietnam — 11.2%
An Phu Irradiation JSC	75,510	$65,085
Bank for Foreign Trade of Vietnam JSC	410,815	939,433
Bank for Investment & Development of Vietnam	216,700	253,450
Bao Viet Holdings	111,500	268,522
Danang Rubber JSC	51,920	118,718
Dien Quang JSC	61,000	146,842
Everpia Vietnam JSC	3,970	4,189
FPT Corp.	80,427	174,377
Gemadept Corp.	40,700	64,001
HAGL JSC(1)	648,460	514,295
HATIEN 1 Cement JSC(1)	192,400	193,289
Hoa Phat Group JSC	155,605	231,545

Security	Shares	Value
Hoa Sen Group	42,440	$82,430
Hung Vuong Corp.	194,800	195,526
Imexpharm Pharmaceutical JSC	22,770	46,707
Kinh Bac City Development Share Holding Corp.(1)	268,100	195,351
Kinh Do Corp.	243,900	541,350
Masan Group Corp.(1)	604,200	2,490,870
Nam Long Investment Corp.	110,000	95,820
PetroVietnam Drilling and Well Services JSC	199,286	399,816
PetroVietnam Fertilizer & Chemical JSC	205,250	296,424
PetroVietnam Gas JSC	83,000	224,084
PetroVietnam Technical Services JSC	294,900	348,337
Pha Lai Thermal Power JSC	186,000	186,784
Refrigeration Electrical Engineering Corp.	100,000	133,808
Saigon - Hanoi Commercial Joint Stock Bank	535,900	206,919
Saigon Securities, Inc.	364,300	454,099
Saigon Thuong Tin Commercial JSB(1)	704,300	613,556
Son Ha International Corp.	324,700	187,738
Tan Tao Investment & Industry JSC(1)	675,400	194,973
TNG Investment & Trading JSC	151,600	197,621
Traphaco JSC	18,690	69,465
Truong Thanh Furniture Corp.(1)	341,800	231,942
Vietnam Construction and Import-Export JSC	251,400	142,967
Vietnam Joint Stock Commercial Bank for Industry and Trade	149,900	154,697
Vingroup JSC	1,225,231	2,424,213
Vinh Hoan Corp.	98,180	183,482
Vinh Son - Song Hinh Hydropower JSC	101,700	66,098

		$13,338,823

Total Common Stocks (identified cost $111,775,730)		$103,694,433

Investment Funds — 2.4%

Security	Shares	Value
Romania — 2.4%
Fondul Proprietatea SA(1)	14,178,349	$2,875,383

Total Investment Funds (identified cost $3,314,856)		$2,875,383

Warrants — 0.0%(6)

Security	Shares	Value
Interra Resources, Ltd., Exp. 12/8/15(1)	249,500	$1,091

Total Warrants (identified cost $0)		$1,091

Short-Term Investments — 8.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(7)	$9,788	$9,788,078

Total Short-Term Investments (identified cost $9,788,078)		$9,788,078

Total Investments — 97.3% (identified cost $124,878,664)		$116,358,985

Other Assets, Less Liabilities — 2.7%		$3,269,004

Net Assets — 100.0%		$119,627,989

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PCL	-	Public Company Ltd.

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $68,126 or 0.1% of the Portfolio’s net assets.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $4,292,599 or 3.6% of the Portfolio’s net assets.

(5)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(6)	Amount is less than 0.05%.

(7)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $11,002.

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	31.2%	$37,270,812
Information Technology	9.4	11,276,238
Consumer Staples	9.0	10,789,691
Energy	8.7	10,370,465
Industrials	7.4	8,802,890
Materials	5.8	6,974,774
Consumer Discretionary	5.1	6,141,058
Telecommunication Services	4.4	5,260,273
Utilities	3.6	4,273,681
Health Care	2.1	2,535,642
Investment Funds	2.4	2,875,383
Short-Term Investments	8.2	9,788,078

Total Investments	97.3%	$116,358,985

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/5/15	Euro 6,682,450	United States Dollar 7,469,275	BNP Paribas	$130,184	$—	$130,184
8/5/15	Euro 2,373,170	United States Dollar 2,703,155	BNP Paribas	96,789	—	96,789
8/5/15	Euro 2,897,000	United States Dollar 3,238,107	BNP Paribas	56,438	—	56,438
8/5/15	Euro 588,000	United States Dollar 657,234	BNP Paribas	11,455	—	11,455
8/5/15	Euro 798,000	United States Dollar 883,132	BNP Paribas	6,718	—	6,718
8/5/15	Euro 87,000	United States Dollar 96,281	BNP Paribas	732	—	732
8/5/15	Euro 6,300	United States Dollar 6,865	BNP Paribas	—	(55)	(55)
8/5/15	Euro 64,577	United States Dollar 70,060	BNP Paribas	—	(862)	(862)
8/5/15	Euro 313,088	United States Dollar 345,578	JPMorgan Chase Bank, N.A.	1,725	—	1,725
8/5/15	Euro 157,847	United States Dollar 173,855	JPMorgan Chase Bank, N.A.	497	—	497
8/5/15	Euro 1,345,533	United States Dollar 1,499,756	Standard Chartered Bank	22,006	—	22,006
8/5/15	Euro 322,038	United States Dollar 355,211	Standard Chartered Bank	1,529	—	1,529
8/5/15	Euro 83,296	United States Dollar 92,913	Standard Chartered Bank	1,432	—	1,432
8/5/15	Euro 41,157	United States Dollar 45,155	Standard Chartered Bank	—	(46)	(46)
8/5/15	Euro 12,786	United States Dollar 13,973	Standard Chartered Bank	—	(69)	(69)
8/5/15	Euro 9,076	United States Dollar 9,852	Standard Chartered Bank	—	(116)	(116)
8/5/15	Euro 14,717	United States Dollar 16,024	Standard Chartered Bank	—	(139)	(139)
8/5/15	United States Dollar 277,777	Euro 251,000	BNP Paribas	—	(2,113)	(2,113)
8/11/15	New Taiwan Dollar 138,948,000	United States Dollar 4,527,026	JPMorgan Chase Bank, N.A.	129,695	—	129,695
8/11/15	United States Dollar 4,539,301	New Taiwan Dollar 138,948,000	Bank of America, N.A.	—	(141,970)	(141,970)
8/18/15	British Pound Sterling 329,084	United States Dollar 519,332	JPMorgan Chase Bank, N.A.	5,470	—	5,470
8/18/15	United States Dollar 513,846	British Pound Sterling 329,084	JPMorgan Chase Bank, N.A.	16	—	16
8/26/15	Thai Baht 29,197,000	United States Dollar 866,894	Standard Chartered Bank	39,190	—	39,190
8/26/15	Thai Baht 5,807,000	United States Dollar 166,294	Standard Chartered Bank	1,672	—	1,672
9/14/15	Singapore Dollar 2,318,000	United States Dollar 1,694,090	Standard Chartered Bank	6,502	—	6,502
9/14/15	United States Dollar 277,686	Singapore Dollar 379,000	Standard Chartered Bank	—	(1,760)	(1,760)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
10/2/15	Singapore Dollar 434,403	United States Dollar 321,828	JPMorgan Chase Bank, N.A.	$5,723	$—	$5,723
10/13/15	South Korean Won 10,563,418,000	United States Dollar 9,326,698	Bank of America, N.A.	288,093	—	288,093
10/13/15	United States Dollar 4,293,285	South Korean Won 5,032,159,000	Bank of America, N.A.	12,490	—	12,490
10/13/15	United States Dollar 388,487	South Korean Won 450,723,000	Bank of America, N.A.	—	(2,825)	(2,825)
10/28/15	Norwegian Krone 1,747,958	United States Dollar 212,607	BNP Paribas	—	(982)	(982)

				$818,356	$(150,937)	$667,419

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
Equity Futures
9/15	260 E-mini MSCI Emerging Markets Index	Long	$12,202,790	$11,700,000	$(502,790)
9/15	191 SET50 Index	Short	(1,040,867)	(1,007,958)	32,909

					$(469,881)

SET: Stock Exchange of Thailand.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Equity Price Risk: The Portfolio enters into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase or sale of securities. During the fiscal year to date ended July 31, 2015, the Portfolio also entered into total return swaps to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Financial futures contracts*	$32,909	$(502,790)

Total		$32,909	$(502,790)

Foreign Exchange	Forward foreign currency exchange contracts	$818,356	$(150,937)

Total		$818,356	$(150,937)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts in the Futures Contracts table above.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$125,128,277

Gross unrealized appreciation	$5,225,776
Gross unrealized depreciation	(13,995,068)

Net unrealized depreciation	$(8,769,292)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks
Asia/Pacific	$1,907,432	$62,679,104	$141,746	$64,728,282
Developed Europe	—	574,689	—	574,689
Emerging Europe	—	13,671,400	—	13,671,400
Latin America	18,617,992	—	—	18,617,992
Middle East/Africa	87,488	6,008,642	—	6,096,130
North America	5,940	—	—	5,940
Total Common Stocks	$20,618,852	$82,933,835 **	$141,746	$103,694,433
Investment Funds	$—	$2,875,383	$—	$2,875,383
Warrants	1,091	—	—	1,091
Short-Term Investments	—	9,788,078	—	9,788,078
Total Investments	$20,619,943	$95,597,296	$141,746	$116,358,985
Forward Foreign Currency Exchange Contracts	$—	$818,356	$—	$818,356
Futures Contracts	—	32,909	—	32,909
Total	$20,619,943	$96,448,561	$141,746	$117,210,250

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(150,937)	$—	$(150,937)
Futures Contracts	(502,790)	—	—	(502,790)
Total	$(502,790)	$(150,937)	$—	$(653,727)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Capital Opportunities Portfolio

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015